Accounts payable	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	Accounts payable
Accounts payable consist of the following (in USD thousands):

	As of December 31,
	2024	2023
Trade payables	1,932	2,256
Employee related payables	2,630	2,366
VAT, sales, and other taxes	658	769
Total	$5,220	$5,391